Prepaid gold interests (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Investments and prepaid gold interests
Total prepaid gold interests	$ 51,733		$ 51,733		$ 49,539
Current portion	14,915		14,915		14,252
Non-current portion	36,818		36,818		35,287
Prepaid gold interests
Investments and prepaid gold interests
Gain (loss) excluding investments as a result of changes in fair value of financial assets	6,400	$ 3,400	11,400	$ 5,500
Auramet
Investments and prepaid gold interests
Total prepaid gold interests	49,163		49,163		46,082
Steppe Gold
Investments and prepaid gold interests
Total prepaid gold interests	$ 2,570		$ 2,570		$ 3,457